Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loan reserves	$ 940	$ 959
Market value adjustments on student loans, investments and derivatives	671	595
Stock-based compensation plans	77	78
Deferred revenue	60	62
Operating loss and credit carryovers	38	49
Accrued expenses not currently deductible	34	51
Other	4	48
Total deferred tax assets	1,824	1,842
Deferred tax liabilities:
Gains/(losses) on repurchased debt	306	297
Other	65	74
Total deferred tax liabilities	371	371
Net deferred tax assets	$ 1,453	$ 1,471